Earnings/Loss per share (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2020 DKK (kr) kr / shares shares	Sep. 30, 2019 DKK (kr) kr / shares shares	Sep. 30, 2020 DKK (kr) kr / shares shares	Sep. 30, 2019 DKK (kr) kr / shares shares
Basic and diluted result per share
Net result for the period	kr (228,574,000)	kr (113,228,000)	kr (466,183,000)	kr (377,866,000)
Net earnings/loss used in the calculation of basic earnings/loss per share	kr (228,574,000)	kr (113,228,000)	kr (466,183,000)	kr (377,866,000)
Weighted average number of ordinary shares | shares	39,750,959	32,956,731	37,701,621	32,956,731
Weighted average number of treasury shares | shares	(64,223)	(64,223)	(64,223)	(64,223)
Weighted average number of ordinary shares used in the calculation of basic/diluted earnings per share | shares	39,686,736	32,892,508	37,637,398	32,892,508
Earnings/loss per share - basic/diluted (DKK) | kr / shares	kr (5.76)	kr (3.44)	kr (12.39)	kr (11.49)
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants	2,051,657	1,875,197	2,051,657	1,875,197
2010 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants		87,359		87,359
2015 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants	1,941,209	1,768,073	1,941,209	1,768,073
2020 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants	63,217		63,217
Performance Share Units (PSUs) under the LTIP 2019 program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants	19,765	19,765	19,765	19,765
Outstanding Restricted Share Units (RSUs) under the LTIP 2020 program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants	27,466		27,466